Document And Entity Information	Apr. 19, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2020
Entity Registrant Name	Exantas Capital Corp.
Entity Central Index Key	0001332551
Entity Incorporation, State or Country Code	MD
Entity File Number	1-32733
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	717 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	621-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	XAN
Security Exchange Name	NYSE
8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	XANPrC
Security Exchange Name	NYSE